Loans and Warrants Issued (Details) ₪ in Thousands				3 Months Ended	12 Months Ended
	Dec. 04, 2025 USD ($)	Nov. 13, 2025 USD ($)	Jul. 02, 2025 USD ($)	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Aug. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Mar. 13, 2026 USD ($) shares	Mar. 09, 2026 USD ($)	Feb. 13, 2026 shares	Feb. 05, 2026 USD ($)	Jan. 08, 2026 USD ($)	Dec. 29, 2025 USD ($)	Dec. 07, 2025 USD ($)	Dec. 02, 2025 USD ($)	Nov. 20, 2025 USD ($)	Nov. 02, 2025 shares	Oct. 06, 2025 USD ($)	Oct. 02, 2025 shares	Oct. 01, 2025 USD ($)	Aug. 25, 2025 USD ($)	Aug. 07, 2025 USD ($)	Jul. 16, 2025 USD ($)	Jun. 24, 2025 USD ($)	Mar. 26, 2025 USD ($)	Dec. 31, 2024 shares	Jul. 22, 2024 USD ($)	Jul. 09, 2024 USD ($)	Jul. 09, 2024 ILS (₪)	May 31, 2022 USD ($)	May 30, 2022 USD ($)	May 30, 2022 ILS (₪)
Loans and Warrants Issued [Line Items]
Borrowed amount		$ 200,000	$ 500,000		$ 5,768,000		$ 2,003,000																					$ 426,000			$ 2,009,000
Percentage of borrowing, interest rate					5.40%
Loan agreement amount				$ 1,000,000
Annual principal payments					$ 214,000
Bridge loan															$ 540,000									$ 242,000	$ 371,000
Interest rate															10.75%									11.00%	11.00%
Short-Term Debt		200,000	500,000		$ 5,768,000		$ 2,003,000																					$ 426,000			$ 2,009,000
Debt Instrument, Face Amount																											$ 6,000,000
Loan bears interest rate		20,000	50,000
Ordinary shares issued | shares					836,512																					651,571
Equity Financing Cost	$ 3,000,000	$ 3,000,000	$ 3,000,000
Ordinary Shares [Member]
Loans and Warrants Issued [Line Items]
Ordinary shares issued | shares																	634		634
Ordinary Shares [Member] | Subsequent Event [Member]
Loans and Warrants Issued [Line Items]
Ordinary shares issued | shares				2,537				254		254
Alpha Capital Anstalt [Member]
Loans and Warrants Issued [Line Items]
Repayment of interest rate													50.00%	50.00%		50.00%		50.00%		50.00%
Lender [Member] | Ordinary Shares [Member]
Loans and Warrants Issued [Line Items]
Ordinary shares issued | shares					6,341
Promissory Note [Member] | Alpha Capital Anstalt [Member]
Loans and Warrants Issued [Line Items]
Interest rate													10.00%	10.00%		10.00%		10.00%		10.00%	9.00%	9.00%	9.00%
Debt Instrument, Face Amount								$ 350,000	$ 450,000		$ 1,000,000	$ 200,000	$ 400,000	$ 500,000		$ 300,000		$ 775,000		$ 225,000	$ 1,000,000	$ 500,000	$ 1,000,000
Promissory Note [Member] | Alpha Capital Anstalt [Member] | Subsequent Event [Member]
Loans and Warrants Issued [Line Items]
Debt Instrument, Face Amount						$ 200,000		$ 350,000	$ 450,000		$ 1,000,000
Loan Agreement [Member]
Loans and Warrants Issued [Line Items]
Borrowed amount | ₪																													₪ 1,500			₪ 6,710
Percentage of borrowing, interest rate					3.90%
Short-Term Debt | ₪																													₪ 1,500			₪ 6,710
Warrant [Member]
Loans and Warrants Issued [Line Items]
Warrant Agreement Amount with Bank																														$ 180,000
Warrant amount				$ 180,000
Borrowed amount				3,000,000
Short-Term Debt				$ 3,000,000